Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Major Classes Of Assets Presented As Held For Sale	The major classes of assets of the Tysabri business presented as held for sale are as follows:

2012
Goodwill	$110.8
Other intangible assets	84.4
Inventory	24.9

Total	$220.1